Long-term debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term debt

9.      Long-term debt:

	2018	2017
Long-term debt:
Revolving credit facilities (a) (c)	$788,198	$854,121
Term loan credit facilities (b) (c)	2,158,743	1,196,016
Senior unsecured notes (d)	400,396	417,925
2025 Notes (e)	250,000	—
	3,597,337	2,468,062
Fair value adjustment on term loan credit facilities (b)	(2,339)	—
Debt discount on 2025 Notes (e)	(83,392)	—
Deferred financing fees	(24,065)	(17,429)
Long-term debt	3,487,541	2,450,633
Current portion of long-term debt	(722,641)	(257,800)
Long-term debt	$2,764,900	$2,192,833
(a)	Revolving facilities

As of December 31, 2018, the Company had four revolving credit facilities (“Revolvers”) available and a line of credit which provided for aggregate borrowings of up to $938,209,000 (2017 – $974,132,000), of which $150,011,000 (2017 - $120,000,000) was undrawn. One of the term loan facilities (“Term Loans”) has a revolving loan component and this component has been included in the Revolvers.

In February 2018, the Company cancelled its $120,000,000 364-day, unsecured revolving loan facility, which had not been drawn.

In August 2018, the Company entered into a two-year revolving credit facility to draw up to $150,000,000 for use in general corporate purposes. The facility bears interest at LIBOR plus margin. Under certain events, including receipt of proceeds from various other financings, the Company’s cash balance being outside of a certain range or change of control, prepayments may be required on portions of the outstanding balance. The Company has pledged ownership interest in Greater China Intermodal Investments LLC as collateral for this revolving facility and for the 2025 Notes. As of December 31, 2018, no amounts have been drawn under the revolving facility.

The revolvers mature between August 2019 and December 2023.

The following is a schedule of future minimum repayments of revolving credit facilities as of December 31, 2018:

2019	$197,320
2020	53,281
2021	56,416
2022	422,941
2023	58,240
$788,198

Interest is calculated as one month LIBOR plus a margin per annum. At December 31, 2018, the one month average LIBOR was 2.4% (2017 – 1.5%) and the margins ranged between 0.5% and 1.4% (2017 – 0.5% and 1.4%) for revolving credit facilities. The weighted average rate of interest, including the margin, for the Company’s revolving credit facilities was 3.0% at December 31, 2018 (2017 – 2.2%). Interest payments are made monthly.

The Company is subject to commitment fees ranging between 0.2% and 0.5% (2017 – 0.2% and 0.4%) calculated on the undrawn amounts under the various facilities.

For secured facilities, revolver loan payments are made in semi-annual payments commencing six or thirty-six months after delivery of the associated newbuilding containership for the secured facilities. One revolving facility, with a principal outstanding of $58,240,000, is due in full at maturity on December 31, 2023.

(b)	Term Loans

As of December 31, 2018, the Company had $2,158,743,000 (2017 - $1,301,616,000) of Term Loans available, of which nil (2017 - $105,600,000) was undrawn. One of the Term Loans has a revolving loan component which has been included in the Revolvers.

In March 2018, the Company entered into a secured Term Loan for $100,000,000 which bears interest at LIBOR plus a margin.  The facility is secured by 11 vessels currently owned by the Company which were previously unencumbered.

As part of the acquisition of GCI on March 13, 2018, the Company assumed long-term debt which was recorded at its fair value of $1,038,081,000 (note 3). The assumed long-term debt consists primarily of 12 Term Loans to finance 16 operating vessels.  The Term Loans bear interest at LIBOR plus a margin.

In April 2018, the Company entered into a secured Term Loan for up to $120,000,000 to finance two 10000 TEU vessels that were delivered in May 2018.  The loan bears interest at LIBOR plus a margin.

In August 2018, the Company made a repayment of $29,200,000 for the remaining principal balance of one of its secured Term Loans. As of December 31, 2018, as a result of the repayment on the secured Term Loan, four vessels were unencumbered. The Company also made a prepayment of $29,000,000 for the remaining balance of another unsecured Term Loan.

In September 2018, the Company made a repayment of $100,900,000 on the principal balance of one of its secured Term Loans. As of December 31, 2018, as a result of the repayment on the secured Term Loan, two of the four vessels under security were unencumbered.

In November 2018, the Company made a repayment of $36,484,000 for the remaining principal balance of another secured Term Loan. As of December 31, 2018, as a result of the repayment on the secured Term Loan, six vessels were in the process of becoming unencumbered (note 20).

Term Loans mature between September 2020 and January 2030.

The following is a schedule of future minimum repayments of Term Loans as of December 31, 2018:

2019	$207,194
2020	265,270
2021	412,091
2022	277,719
2023	517,640
Thereafter	478,829
$2,158,743

Certain Term Loans, with a total principal outstanding of $2,093,228,000, have interest calculated as one month, three month or six month LIBOR plus a margin per annum, dependent on the interest period selected by the Company. At December 31, 2018, the one month, three month and six month average LIBOR was 2.4%, 2.6% and 2.5%, respectively (2017 – 1.6%, 1.5% and 1.5%, respectively) and the margins ranged between 0.4% and 4.8% (2017 – 0.4% and 4.8%) for Term Loans.

One Term Loan, with a total principal outstanding of $65,515,000 (2017 – $78,288,000), has interest calculated based on the Export-Import Bank of Korea (KEXIM) rate plus 0.7% (2017 – 0.7%) per annum.

The weighted average rate of interest, including the margin, was 4.8% at December 31, 2018 (2017 – 3.6%) for Term Loans. Interest payments are made in monthly, quarterly or semi-annual payments.

Term Loan payments are made in quarterly or semi-annual payments commencing three, six or thirty-six months after delivery of the associated newbuilding containership or utilization date.

Waivers

For one of the Company’s Term Loans, the Company initially obtained a waiver from the lender extending the period for securing acceptable replacement charters for two of the vessels to the fourth quarter of 2017. In September 2017, the Company received another waiver from the lender which extends the period for securing replacement charters to October 2020. If either of the vessels remains unemployed for a consecutive period of more than 90 days, then the waiver will be terminated.  For four GCI vessels financed by the same lender, a similar waiver was received by GCI, also extending the period for securing replacement charters to October 2020. Two of these vessels have since been released from security as the vessel loans have been fully repaid.

For another Term Loan, the Company entered into a supplement to the loan agreement, in which the lender extended the period for securing an acceptable replacement charter for one vessel to the fourth quarter of 2018. In March 2018, the Company entered into another supplement to the loan agreement with the lender to remove the requirement to secure an acceptable replacement charter by the fourth quarter of 2018. In connection with this supplement to the loan agreement the Company prepaid $10,000,000 of the loan balance in March 2018. The final maturity of this facility is December 2022.

(c)	Credit facilities – other terms

As of December 31, 2018, the Company’s credit facilities, including those of GCI, are secured by first-priority mortgages granted on 70 vessels, of which six are in the process of being released from security. The security for each of the Company’s current secured credit facilities includes:

•	A first priority mortgage on the collateral vessels funded by the related credit facility;
•	An assignment of the Company’s time charters and earnings related to the related collateral vessels;
•	An assignment of the insurance on each of the vessels that are subject to a related mortgage;
•	An assignment of the Company’s related shipbuilding contracts and the corresponding refund guarantees;
•	A pledge over shares of various subsidiaries; and
•	A pledge over the related retention accounts.

The Company may prepay certain amounts outstanding without penalty, other than breakage costs in certain circumstances.  Under each of the credit facilities, a prepayment may be required as a result of certain events, including the sale or loss of a vessel, a termination or expiration of a charter (and the inability to enter into a charter suitable to lenders within a period of time), termination of a shipbuilding contract or a change of control. The amount that must be prepaid may be calculated based on the loan to market value ratio or some other ratio that takes into account the market value of the relevant vessels.  In these circumstances, valuations of the Company’s vessels are conducted on a “without charter” basis as required under the relevant credit facility agreement.

Each credit facility, other than the credit facilities of GCI’s subsidiaries, contains financial covenants requiring the Company to maintain minimum liquidity, tangible net worth, interest coverage ratios, interest and principal coverage ratios, and debt to assets ratios, as defined. The facilities within GCI are held within special purpose entities, all of which are wholly-owned subsidiaries of GCI. Each facility is guaranteed by GCI and as the guarantor, GCI must meet certain consolidated financial covenants under these Term Loans including maintaining certain minimum tangle net worth, cash requirements and debt to asset ratios. Some of the facilities also have an interest and principal coverage ratio requirement for the subsidiary borrower. The Company is in compliance with these covenants at December 31, 2018.

(d)	Senior unsecured notes

During 2014, the Company issued, in a public offering, 13,800,000 senior unsecured notes due 2019 at a price of $25.00 per note for gross proceeds of $345,000,000. The 2019 Notes will mature on April 30, 2019 and bear interest at a rate of 6.375% per annum payable quarterly. In 2018, the Company repurchased $17,529,000 of senior unsecured notes.

On October 10, 2017, the Company issued, in a public offering, 3,200,000 senior unsecured notes due 2027 at a price of $25.00 per note for gross proceeds of $80,000,000. The 2027 Notes will mature on October 30, 2027 and bear interest at a rate of 7.125% per annum, payable quarterly.

(e)	2025 Notes

In February 2018, the Company issued to Fairfax the 2025 Notes bearing interest at 5.5% for an aggregate principal of $250,000,000 and the 2018 Warrants (notes 4 and 12(c)) to purchase 38,461,539 of the Company’s Class A common shares for an aggregate purchase price of $250,000,000

In March 2018, the Company and Fairfax entered into a subscription agreement pursuant to which the Company agreed to sell and Fairfax agreed to purchase, the 2026 Notes bearing interest at 5.5% for an aggregate principal of $250,000,000 and the 2019 Warrants to purchase 38,461,539 Class A common shares of the Company at $6.50 per share, for an aggregate purchase price of $250,000,000 in January 2019. This transaction closed on January 15, 2019.

The ownership interest in Greater China Intermodal Investments LLC has been pledged as collateral for the Fairfax Notes and for one revolving facility.

In July 2018, the 2025 Notes and 2026 Notes were amended to allow Fairfax to call for early redemption of some or all of the 2025 Notes and 2026 Notes on each respective anniversary date of issuance (the “Annual Put Right”) by providing written notice between 150 days and 120 days prior to each applicable anniversary date. On September 26, 2018, Fairfax waived its right to call for early redemption of the 2025 Notes on the February 2019 anniversary date.  On February 20, 2019, Fairfax waived its right to call for early redemption of the 2025 Notes on the February 2020 anniversary date (note 20).